Accumulated Other Comprehensive Income (Loss) and Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Analysis Of Other Comprehensive Income By Item [Abstract]
Schedule of changes in accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss), net of taxes, are as follows:

	2017					2016
For the years ended December 31,	Balance, beginning of period	Other comprehensive income (loss)	Other	Balance, end of period		Balance, beginning of period	Other comprehensive income (loss)	Balance, end of period
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses), net of hedging activities	$1,749	$(737)	$—		$1,012	$2,385	$(636)	$1,749
Unrealized gains (losses) on available-for-sale assets	211	135	—		346	225	(14)	211
Unrealized gains (losses) on cash flow hedges	(6)	(5)	—		(11)	3	(9)	(6)
Share of other comprehensive income (loss) in joint ventures and associates	—	(31)	—		(31)	76	(76)	—
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(291)	(69)	13	(1)	(347)	(218)	(73)	(291)
Revaluation surplus on transfers to investment properties	6	139	—		145	6	—	6
Total	$1,669	$(568)	$13		$1,114	$2,477	$(808)	$1,669
Total attributable to:
Participating policyholders	$16	$(7)	$—		$9	$18	$(2)	$16
Shareholders	1,653	(561)	13		1,105	2,459	(806)	1,653
Total	$1,669	$(568)	$13		$1,114	$2,477	$(808)	$1,669

(1)
During 2017, the Company transferred cumulative remeasurement losses of $13 from accumulated other comprehensive income (loss) to retained earnings as a result of the termination and complete settlement of the defined benefit pension plan of a U.S. subsidiary within the SLF Asset Management segment.

Schedule of changes in non-controlling interests
The following table summarizes changes to non-controlling interests during 2016:

For the year ended December 31, 2016
Balance, beginning of year	$—
Acquisition of control in subsidiary and capital transaction	19
Net income (loss)	(1)
Acquisition of interest in subsidiary from non-controlling interests	(18)
Total non-controlling interests, end of year	$—